Convertible Note Payable	12 Months Ended
Jan. 31, 2014
Convertible Note Payable
Convertible Note Payable

Note 5 – Convertible Note Payable

On January 2, 2014 (the “Closing Date”), Tungsten Corp., a Nevada corporation (the “Company”), entered into a convertible note purchase agreement (the “Purchase Agreement”) with Hanover Holdings I, LLC, a New York limited liability company (“Hanover”).  The Purchase Agreement provides that, upon the terms and subject to the conditions set forth therein, Hanover shall purchase from the Company on the Closing Date a senior convertible note with an initial principal amount of $127,500 (the “Convertible Note”) for a purchase price of $85,000 (a 33.33% original issue discount).  Pursuant to the Purchase Agreement, on the Closing Date, the Company issued the Convertible Note to Hanover.

Derivative Analysis

Because the conversion feature included in the convertible note payable has full reset adjustments tied to future issuances of equity securities by the Company, they are subject to derivative liability treatment under Section 815-40-15 of the FASB Accounting Standard Codification (“Section 815-40-15”).

The Company estimated the fair value of the conversion feature on the date of grant using the Black-Scholes Option Pricing Model with the following weighted-average assumptions:

January 2, 2014

Expected life (year)	.67
Expected volatility (*)	190.12%
Expected annual rate of quarterly dividends	0.00%
Risk-free rate(s)	0.11%

(a) Fair Value of Conversion Features

Financial assets and liabilities measured at fair value on a recurring basis are summarized below and disclosed on the balance sheet at January 31, 2014:

		Fair Value Measurement Using
	Carrying Value	Level 1	Level 2	Level 3	Total

Derivative conversion features	$214,050	$-	$-	$214,050	$214,050

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended January 31, 2014:

	Fair Value Measurement Using Level 3 Inputs
	Derivative Liabilities	Total

Balance, January 31, 2013	$-	$-
Purchases, issuances and settlements	268,563	268,563
Total (gains) or losses (realized/unrealized) included in consolidated statements of operations	(54,513)	(54,513)
Transfers in and/or out of Level 3	-	-

Balance, January 31, 2014	$214,050	$214,050